Financing Receivables, Net	12 Months Ended
Dec. 31, 2022
Financing Receivable, after Allowance for Credit Loss [Abstract]
Financing Receivables, Net

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2021 and 2022 consisted of the followings:

	As of December 31,
	2021	2022
	(RMB in thousands)
Short-term:
Short-term financing receivables	4,080,316	6,478,949
Accrued interest receivable	54,880	103,158
Allowance for credit losses	(308,708)	(184,187)
Total short-term financing receivables, net	3,826,488	6,397,920
Long-term:
Long-term financing receivables	260,650	473,545
Allowance for credit losses	(19,523)	(13,220)
Total long-term financing receivables, net	241,127	460,325

These balances represent short‑term and long‑term financing receivables generated from loans transacted on the Group’s Platform and APP with an original term generally up to three years and do not have collateral.

As of December 31, 2021 and 2022, loans that were charged-off in accordance with the Group’s standard charge-off policy were RMB3,594 million and RMB4,162 million, respectively. The Group determined it was probable that the Group will be unable to collect the unpaid principal amounts on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	(RMB in thousands)
Due in months
0 - 12	4,080,316	6,478,949
13 - 24	229,900	370,652
25 - 36	22,615	59,217
Thereafter	8,135	43,676
Total financing receivables (excluding accrued interest receivable)	4,340,966	6,952,494

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2020, 2021 and 2022, respectively, consisted of the following:

	For the year ended December 31,
	2020	2021	2022
	(RMB in thousands)
Beginning balances	(373,545)	(529,162)	(328,231)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	(229,661)	—	—
Provision for credit losses	(779,235)	(401,104)	(437,477)
Charge-offs	1,078,705	912,260	791,046
Recoveries from prior charge-offs	(225,426)	(310,225)	(222,745)
Ending balances	(529,162)	(328,231)	(197,407)

Aging analysis of past due financing receivables as of December 31, 2021 and 2022 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2021	139,503	39,346	29,103	76,694	—	284,646	4,056,320	4,340,966
December 31, 2022	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494

Financing receivables amounting to RMB76.7 million and RMB210 million as of December 31, 2021 and 2022, respectively, were in non‑accrual status. Financing income for non‑accrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing financing income. For the years ended December 31, 2020, 2021 and 2022, interest and late payment fees earned from non‑accrual financing receivables were RMB78.8 million, RMB136 million and RMB107 million, respectively.

As of December 31, 2021 and 2022, financing receivables amounting to RMB1,193 million and RMB734 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 10).

Credit Quality Indicators

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of loans was presented by year of origination for five origination years and beyond, as of December 31, 2022:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
2018 and before	—	—	—	—	—	—	—	—
2019	4	7	7	70	—	88	12	100
2020	292	131	145	500	—	1,068	13,083	14,151
2021	5,143	3,475	3,607	17,413	—	29,638	148,911	178,549
2022	146,345	94,676	77,893	191,755	—	510,669	6,249,025	6,759,694
Total	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494